Franklin Templeton Group
777 Mariners Island Boulevard
San Mateo, California 94404


October 1, 1996


Filed Via EDGAR (CIK #0000703112)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:     Franklin New York Tax-Free Income Fund, Inc.
             FILE NOS. 2-77880 and 811-3479

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 1996.

Sincerely,

FRANKLIN NEW YORK TAX-FREE INCOME FUND, INC.


By     /s/ Larry L. Greene
           Senior Corporate Counsel